COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Schedule Of Finance Lease Liabilities
The Company’s finance lease liabilities, which are secured by the related assets held under finance leases, are classified as follows:

Finance Lease liabilities	2019
Current:	A$	48,265
Non-current:		17,104

	A$	65,369

Schedule Of Quantitative Information Of Finance Lease

	Minimum Lease Payment Due
	Within 1 Year	1-5 Years	After 5 Years	Total
June 30, 2019
Lease Payments	66,643	17,165	—	83,808
Finance charges	(15,282)	(3,157)	—	(18,439)
Net Present Values	51,361	14,008	—	65,369

Schedule Of Future Minimum Lease Payments
The Company leases space under operating leases. Future minimum lease payments as of June 30, 2019 are as follows:

	Minimum Lease Payment Due
	Within 1 Year	1-5 Years	After 5 Years	Total
June 30, 2019	839,673	745,693	—	1,585,366
June 30, 2018	525,919	856,541	—	1,382,460
June 30, 2017	344,431	879,079	—	1,223,509